Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Summary of Loss Before Provision (Benefit) For Income Taxes
The U.K. and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019

U.K.	$(326,206)	$(26,846)	$(43,199)
Foreign	(278,248)	(1,689)	(2,374)

Loss before income taxes	$(604,454)	$(28,535)	$(45,573)

Summary of Components of The Provision (Benefit) For Income Taxes
The components of the Company’s income tax (benefit) expense consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2021	2020	2019

Current:
U.K.	$—	$—	$—
Foreign	1,708	47	114

Current tax expense	1,708	47	114

Deferred:
U.K.	(13,618)	1,650	(5,374)
Foreign	209	116	(106)

Deferred tax expense (benefit)	(13,409)	1,766	(5,480)

Total	$(11,701)	$1,813	$(5,366)

Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations
Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 19.0% is as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2021	2020	2019

U.K. provision at statutory rate	19.0%	19.0%	19.0%
Expenses not deductible for tax purposes	(1.6)	0.9	(3.6)
Return to provision	(0.4)	—	—
Non-deductible interest expense	—	(3.6)	—
Income not taxable	—	—	0.8
Stock based compensation	(19.7)	2.6	1.5
Chargeable gains/(losses)	—	—	—
Remeasurement of warrant liability	—	—	—
Transaction cost adjustment	—	(1.4)	—
Tax rate change	0.3	—	(0.4)
Foreign rate difference	5.3	—	(1.5)
Change in valuation allowance	(0.9)	(21.6)	(4.0)

Effective tax rate	2.0%	(4.1)%	11.8%

Summary of Components Of Deferred Tax Assets And Liabilities
The Company’s deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows (in thousands):

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Deferred tax assets:
Net operating loss carry forward	$48,031	$26,498
Property and equipment	(78)	159
Other	180	187

Deferred tax assets before valuation allowance	48,133	26,844
Valuation allowance	(19,059)	(11,240)

Deferred tax assets, net of valuation allowance	29,074	15,604

Deferred tax liabilities:
Outside basis difference	2,034	1,913
Intangible assets	43,942	21,783

Deferred tax liabilities	45,976	23,696

Net deferred tax assets (liabilities)	$(16,902)	$(8,092)